PATENTS, NET	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
PATENTS, NET

9. PATENTS, NET

Patents consist of the following:

	March 31, 2025	December 31, 2024

Patents	$274,700	$274,700
Total patents	274,700	274,700
Less: accumulated amortization	(1,401)	(1,099)

TOTAL PATENTS	$273,299	$273,601

As of March 31, 2025, five (5) of the Company’s sixty-two (62) patents were approved and began being amortized over twenty years. As of March 31, 2024, three (3) of the Company’s forty-six (46) patents were approved by the countries in which the patent applications were filed. Amortization expense was $302 and $159 for the three months ended March 31, 2025 and 2024, respectively.

ARRIVE AI INC.

(FORMERLY ARRIVE TECHNOLOGY INC.)

NOTES TO FINANCIAL STATEMENTS (Continued)

8. PATENTS, NET

Patents consist of the following:

	2024	2023

Patents	$274,700	$198,200
Total patents	274,700	198,200
Less: accumulated amortization	(1,099)	(287)

TOTAL PATENTS	$273,601	$197,913

As of December 31, 2024, five (5) of the Company’s fifty-nine (59) patents were approved and began being amortized over twenty years. As of December 31, 2023, three (3) patents were approved by the countries in which the patent applications were filed. During the year ended December 31, 2024 the Company filed for thirteen (13) patents for a total filing fee of $76,500. Amortization expense was $812 and $287 for the years ended December 31, 2024 and 2023, respectively.